Accounts payable	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Accounts payable
14.	Accounts payable

The Company receives credit from its suppliers for 30 and 45 days without charging interest, whereby the provider payment policy is to pay the maximum term granted. As of the date of these consolidated financial statements there is no supplier that represents more than 10% of its investments in productive assets and/or the total operating costs.

	December 31, 2017		December 31, 2018		December 31, 2019
Suppliers	Ps.	784,533	Ps.	730,361	Ps.	735,729
Advance payments from clients		108,853		139,576		142,044
Interest payable		87,168		84,224		98,882
Direct employee benefits		46,674		48,239		62,494
Others suppliers		26,864		141,380		112,635
Others		11,977		10,932		11,989
Total	Ps.	1,066,069	Ps.	1,154,712	Ps.	1,163,773

Advanced payments from clients represent payments for future services that have not yet been provided and if they are not performed, the Company has the obligation to reimburse their customers for such.

The balance of direct employee benefits corresponding principally of provisions of vacation pay, bonuses and other employee benefits.